Long-term Debt - Gold Notes Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) oz $ / Ounce $ / Unit	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount of Gold held in trust (in ounces) | oz	880	880
Gold in trust	$ 1,704	$ 1,704	$ 907
Gold Notes
Disclosure of detailed information about borrowings [line items]
Principal value	$ 43,800
Gold notes, price per unit | $ / Unit	1.00
Borrowings, term	7 years
Borrowings, interest rate	7.50%
Covenant required floor price (USD per ounce) | $ / Ounce	1,400